Intangible Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible Assets
9	Intangible assets
Intangible assets include expenditures with the development of the software product for Risk System and Portfolio Allocation, whose purpose is to evaluate the risk of the funds and to allocate the clients’ portfolio.
Economic benefits will flow to the Group from the service fees charged to the clients for the sale of advisory services on market risks or through a service which the Vinci’s managers named Wealth Management.
The Entity assesses, at each reporting date, whether there is an indication that an intangible asset may be impaired. If any indication exists, the Entity estimates the asset’s recoverable amount. There were no indications of impairment of intangible assets for the years ended December 31, 2020 and 2019.

	2020
	Software development	Total

Cost
At January 1, 2020	21,908	21,908
Purchases	—	—
Foreign exchange variation of intangible assets abroad	1,815	1,815

At December 31, 2020	23,723	23,723

Accumulated amortization
At January 1, 2020	(19,188)	(19,188)
Annual amortization	(1,286)	(1,286)
Foreign exchange variation of intangible assets abroad	(1,808)	(1,808)

At December 31, 2020	(22,282)	(22,282)

At January 1, 2020	2,720	2,720

At December 31, 2020	1,441	1,441

Amortization rate (per year) - %	20%

	2019
	Software development	Total

Cost
At January 1, 2019	21,105	21,105
Purchases	560	560
Foreign exchange variation of intangible assets abroad	243	243

At December 31, 2019	21,908	21,908

Accumulated amortization
At January 1, 2019	(17,272)	(17,272)
Annual amortization	(1,680)	(1,680)
Foreign exchange variation of intangible assets abroad	(236)	(236)

At December 31, 2019	(19,188)	(19,188)

At January 1, 2019	3,833	3,833

At December 31, 2019	2,720	2,720

Amortization rate (per year) - %	20%